Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 3,805	€ 3,609
Current [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	3,222	3,046
Later than one month and not later than six months [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	270	242
Later than six months [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	85	63
Not later than one month [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 228	€ 256